UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY  10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 29, 2020
WESTERN ASSET MANAGED MUNICIPALS FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

* Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Managed Municipals Fund for the twelve-month reporting period ended February 29, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

II	Western Asset Managed Municipals Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from anticipated changes in market conditions.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The Fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds). The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening durationi) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Managed Municipals Fund 2020 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets in general posted strong results over the twelve-month reporting period ended February 29, 2020. Most spread sectors (non-Treasuries) lagged Treasuries amid periods of volatility. This was due to a number of factors, including a “dovish pivot” by the Federal Reserve Board (the “Fed”)ii, moderating global growth, the trade conflict between the U.S. and China, uncertainties surrounding Brexit and, most recently, the impact of the coronavirus.

Both short- and long-term U.S. Treasury yields moved sharply lower during the reporting period. The yield for the two-year Treasury note began the reporting period at 2.52% and ended the period at 0.86% -- the low for the period. The yield for the two-year Treasury note experienced a high of 2.55% several times in March 2019. The yield for the ten-year Treasury began the reporting period at 2.73% and ended the period at 1.13%, the low for the period. The yield for the ten-year Treasury peaked at 2.76% on March 1, 2019.

The municipal bond market performed well, but lagged its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Barclays Municipal Bond Indexiii and the Bloomberg Barclays U.S. Aggregate Indexiv returned 9.46% and 11.68%, respectively. Both the taxable and tax-free markets were supported by falling yields and several flights to quality.

Q. How did we respond to these changing market conditions?

A. There were several adjustments made to the Fund’s portfolio during the reporting period. We increased the Fund’s allocations to the Industrial Revenue, State and Local General Obligation, Leasing and Water & Sewer sectors, where we identified a number of attractive opportunities. Elsewhere, we pared the Fund’s exposure to Pre-Refundedv securities. From a credit quality perspective, we increased the Fund’s allocation to securities rated A and BBB. Finally, we increased the Fund’s duration versus that of its benchmark.

We employed the use of U.S. Treasury futures during the reporting period to manage duration. This strategy detracted from the Fund’s performance.

Performance review

For the twelve months ended February 29, 2020, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 9.78%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 9.46% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averagevi returned 9.92% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Managed Municipals Fund 2020 Annual Report

Performance Snapshot as of February 29, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Managed Municipals Fund:
Class 1[1]	3.21%	9.88%
Class A	3.19%	9.78%
Class C	2.92%	9.17%
Class I	3.22%	9.88%
Class IS	3.24%	9.94%
Bloomberg Barclays Municipal Bond Index	3.04%	9.46%
Lipper General & Insured Municipal Debt Funds Category Average	3.19%	9.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended February 29, 2020 for Class 1, Class A, Class C, Class I and Class IS shares were 1.40%, 1.19%, 0.78%, 1.43% and 1.45, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class 1 and Class I shares would have been 1.33% and 1.38%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2019, as supplemented on August 13, 2019, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.65%, 1.20%, 0.50% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for

1	The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund 2020 Annual Report	3

Fund overview (cont’d)

Class I shares and 0.42%for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective March 1, 2020, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributors to the Fund’s relative performance during the reporting period were its sector allocation and security selection. An overweight to the Industrial Revenue sector and security selection within the sector was the most additive for returns. Elsewhere, security selection of State and Local General Obligation bonds and in the Water & Sewer, Transportation and Education sectors was additive for results.

The Fund’s quality biases contributed to performance. In particular, an overweight to municipal securities rated BBB, along with underweights to securities rated AA and AAA, were positive for results, as lower rated issues outperformed their higher rated counterparts over the twelve-month reporting period.

Finally, having a duration that was longer than that of the benchmark was rewarded as rates moved sharply lower over the reporting period.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its underweight to State General Obligation bonds. Security section in the Health Care sector was also a headwind for performance.

4	Western Asset Managed Municipals Fund 2020 Annual Report

Thank you for your investment in Western Asset Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

March 31, 2020

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees.

These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Managed Municipals Fund 2020 Annual Report	5

Fund overview (cont’d)

i	Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii	The Federal Reserve Board (the “Fed”) is responsible for the U.S. formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iv	The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v	A pre-refunded bond is a bond in which the original security has been replaced by an escrow, usually consisting of treasuries or agencies, which has been structured to pay principal and interest and any call premium, either to a call date (in the case of a pre-refunded bond), or to maturity (in the case of an escrowed to maturity bond).

vi	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended February 29, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 287 funds for the six-month period and among the 281 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

6	Western Asset Managed Municipals Fund 2020 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2020 and February 28, 2019 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2020 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.21%	$1,000.00	$1,032.10	0.49%	$2.48	Class 1	5.00%	$1,000.00	$1,022.43	0.49%	$2.46
Class A	3.19	1,000.00	1,031.90	0.64	3.23	Class A	5.00	1,000.00	1,021.68	0.64	3.22
Class C	2.92	1,000.00	1,029.20	1.17	5.90	Class C	5.00	1,000.00	1,019.05	1.17	5.87
Class I	3.22	1,000.00	1,032.20	0.45	2.27	Class I	5.00	1,000.00	1,022.63	0.45	2.26
Class IS	3.24	1,000.00	1,032.40	0.42	2.12	Class IS	5.00	1,000.00	1,022.77	0.42	2.11

8	Western Asset Managed Municipals Fund 2020 Annual Report

1	For the six months ended February 29, 2020.
2	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3	Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Managed Municipals Fund 2020 Annual Report      9

Fund performance (unaudited)

Average annual total returns
Without sales charges1	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/29/20	9.88%	9.78%	9.17%	9.88%	9.94%
Five Years Ended 2/29/20	3.78	3.66	3.08	3.79	N/A
Ten Years Ended 2/29/20	4.75	4.64	4.05	4.76	N/A
Inception* through 2/29/20	—	—	—	—	6.64

With sales charges2	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/29/20	9.88%	5.08%	8.17%	9.88%	9.94%
Five Years Ended 2/29/20	3.78	2.77	3.08	3.79	N/A
Ten Years Ended 2/29/20	4.75	4.18	4.05	4.76	N/A
Inception* through 2/29/20	—	—	—	—	6.64

Cumulative total returns
Without sales charges1
Class 1 (2/28/10 through 2/29/20)	59.06%
Class A (2/28/10 through 2/29/20)	57.36
Class C (2/28/10 through 2/29/20)	48.76
Class I (2/28/10 through 2/29/20)	59.21
Class IS (Inception date of 3/16/18 through 2/29/20)	13.40

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

1	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.
2	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
*	Inception dates for Class 1, A, C, I and IS shares are September 12, 2000, March 4, 1981, November 9, 1994, April 4, 1995 and March 16, 2018, respectively.

10       Western Asset Managed Municipals Fund 2020 Annual Report

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Managed Municipals Fund vs. Bloomberg Barclays Municipal Bond Index and Lipper General & Insured Municipal Debt Funds Category Average† — February 2010 - February 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Managed Municipals Fund on February 28, 2010, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 29, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Category Average. The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General & Insured Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Managed Municipals Fund 2020 Annual Report      11

Schedule of investments

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.3%
Alabama — 2.9%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/24	$1,770,000	$1,812,763
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/25	1,970,000	2,017,122
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/26	1,700,000	1,740,664
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/27	1,500,000	1,535,790
Civic Center Improvements Project, Series A, GTD	5.000%	4/1/28	1,700,000	1,740,460
Civic Center Improvements Project, Series A, GTD	5.250%	4/1/29	1,750,000	1,794,065
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	4,350,000	5,274,723	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,986,220
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	69,262,634
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,388,360
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	12,300,000	14,924,328
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	19,239,206
Lower Alabama Gas District, Natural Gas Revenue, Project #2	4.000%	12/1/25	10,350,000	11,875,797	(b)(c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	5,500,000	6,101,425	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,438,184	(d)
Total Alabama				150,131,741
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	342,017
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,546,676
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,938,609

See Notes to Financial Statements.

12       Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
State Capital Project II, Series B	5.000%	12/1/39	$1,000,000	$1,276,650
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,322,900
Total Alaska				16,426,852
Arizona — 1.9%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	4,068,757
Series D	5.000%	7/1/46	2,500,000	2,937,150
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,153,664
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,546,623
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,790,513
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,180,520
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	693,762	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	979,033	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,927,965	(d)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	38,490,000	44,718,837	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,195,400
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	366,507
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	719,928
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	875,616
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,603,264
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/30	5,235,000	6,055,115	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,457,053
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A 5.000%	5.000%	8/1/42	1,640,000	2,079,996

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report      13

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Series A	5.000%	8/1/47	$2,000,000	$2,517,880
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,509,040
Total Arizona				95,376,623
California — 14.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	8,283,735
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,747,205
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	2,044,525
Series A, Refunding	5.000%	5/1/34	1,350,000	1,576,004
Series A, Refunding	5.000%	5/1/46	9,000,000	10,464,930
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	2.400%	4/1/27	27,000,000	28,430,190	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	9,227,850
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,839,495
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,195,450
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,414,200
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,753,430
Republic Services Inc. Project, Refunding	1.150%	4/1/20	12,500,000	12,500,375	(b)(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,921,831	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,845,737	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,437,440	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,441,500	(a)

See Notes to Financial Statements.

14       Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	$2,000,000	$2,581,000	(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	7,300,000	9,030,684	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,745,120	(d)
California State University Revenue, Systemwide, Series A, Refunding	4.000%	11/1/45	1,500,000	1,711,455
California State, GO:
Bid Group C, Refunding	5.000%	8/1/33	10,000,000	12,509,600
Various Purpose, Refunding	5.000%	4/1/28	15,750,000	20,758,185
Various Purpose, Refunding	5.000%	4/1/29	5,250,000	7,094,378
Various Purpose, Refunding	5.000%	10/1/29	11,845,000	16,183,468
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,961,520
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,933,316
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,822,701	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,767,632
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	19,150,000	20,334,810
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,252,625
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,653,561
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/39	2,000,000	2,637,740
Series B, Refunding	5.000%	5/15/23	5,000,000	5,648,400	(a)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,604,578
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,882,980
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,244,280
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,328,320

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report      15

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior Proposition C, Series B	5.000%	7/1/36	$5,000,000	$6,605,650
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A	5.000%	5/15/35	2,000,000	2,016,880
Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/40	7,500,000	7,562,850
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	8,062,795	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,930,155	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,290,197	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,839,400	(a)
Los Angeles International Airport, Subordinated, Series D	4.000%	5/15/44	3,000,000	3,521,220	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,661,225	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	9,294,075
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,422,860
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,836,602
Series C	5.000%	7/1/37	4,825,000	6,172,960
Series C	5.000%	7/1/38	1,000,000	1,275,950
Series C	5.000%	7/1/42	13,000,000	16,435,900
Series E	5.000%	7/1/44	10,000,000	11,578,300
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,599,792
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,601,650
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,639,120	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	11,312,350
Series A	6.500%	11/1/39	7,265,000	12,239,636
Series B	7.000%	11/1/34	26,500,000	42,825,325
Series B	6.500%	11/1/39	27,000,000	45,487,980
Series C	6.125%	11/1/29	5,780,000	7,548,853

See Notes to Financial Statements.

16       Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series C	7.000%	11/1/34	$20,000,000	$32,321,000
Series C	6.500%	11/1/39	1,290,000	2,173,315
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,460,450	(e)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	13,169,040
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/37	3,400,000	4,391,236
Series B, Refunding	5.000%	6/1/38	7,100,000	9,131,097
Series B, Refunding	5.000%	6/1/39	9,930,000	12,745,652
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,704,105
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,196,466
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	3,015,000	4,027,015
Series A, Refunding	5.000%	10/1/38	3,250,000	4,315,383
Series A, Refunding	5.000%	10/1/48	14,395,000	18,624,539
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,510,616
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,400,845
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,951,400
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,091,070
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	5,126,504
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,234,610
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/28	2,435,000	2,470,088
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,756,744
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series, Series F	5.000%	5/1/35	5,000,000	5,033,450
SFO Fuel Company LLC, Series A	5.000%	1/1/37	1,155,000	1,481,426	(a)
SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,884,990	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report      17

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	$5,280,000	$6,686,434
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,225,280
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,545,084
Series B, AGM	4.000%	8/1/48	2,270,000	2,564,623
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	19,012,500
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	4,200,000	4,214,028
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,104,743
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,264,550
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,991,456
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,434,660
Total California				766,816,374
Colorado — 3.0%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,036,600
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	836,245
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	814,328
Series A	5.000%	12/1/49	1,000,000	1,075,430
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,500,273
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,940,711

See Notes to Financial Statements.

16       Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	$10,000,000	$11,835,400
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	11,118,414	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,278,300	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	5,195,385
Commonspirit Health Project, Series A-2	5.000%	8/1/44	800,000	996,000
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	860,092
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,886,639
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,677,810
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,785,248
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,813,080	(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	73,268,100
Regional Transportation District, CO, COP:
Series 2020	5.000%	6/1/26	825,000	1,028,552	(f)
Series 2020	5.000%	6/1/27	2,000,000	2,560,460	(f)
Series 2020	5.000%	6/1/28	2,000,000	2,626,920	(f)
Series 2020	5.000%	6/1/29	2,000,000	2,687,540	(f)
Series A	5.375%	6/1/31	5,000,000	5,052,200
Total Colorado				152,873,727
Connecticut — 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,491,360	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,375,530	(e)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,300,203	(e)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,920,485	(e)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,587,613
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,955,060
Series A	5.000%	4/15/34	2,000,000	2,589,580

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	19

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series A	5.000%	4/15/35	$4,895,000	$6,183,021
Series A	5.000%	4/15/36	2,300,000	2,960,997
Series A	5.000%	4/15/39	1,650,000	2,105,284
Series E	5.000%	10/15/34	5,360,000	6,561,605
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,522,518	(d)
Total Connecticut				49,553,256
Delaware — 0.5%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,533,430
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,169,492
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,641,670
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,582,537
US 301 Project	5.000%	6/1/55	13,750,000	16,021,362
Total Delaware				27,948,491
District of Columbia — 1.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	761,943
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	1,600,000	1,734,816
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	11,222,378
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,671,968
Series A, Refunding	5.000%	3/1/39	4,900,000	6,529,348	(f)
Series A, Refunding	5.000%	3/1/40	4,500,000	5,981,400	(f)
Series A, Refunding	4.000%	3/1/45	10,730,000	12,932,332	(f)
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Green Bond, Series A	5.000%	10/1/38	1,000,000	1,318,360
Subordinated Lien, Green Bond, Series A	5.000%	10/1/39	1,000,000	1,315,230
Subordinated Lien, Series B	5.000%	10/1/36	1,000,000	1,327,640
Subordinated Lien, Series C	1.750%	10/1/24	8,800,000	9,074,120	(b)(c)
Total District of Columbia				60,869,535
Florida — 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,299,680	(a)
Series 2017	5.000%	10/1/47	3,350,000	4,088,307	(a)
Series A	5.000%	10/1/25	2,000,000	2,423,460	(a)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A	5.000%	10/1/26	$1,500,000	$1,864,875	(a)
Series A	5.000%	10/1/28	1,500,000	1,947,855	(a)
Series A	5.000%	10/1/45	22,000,000	25,798,520	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	13,774,265	(a)
Series B	5.000%	9/1/33	8,610,000	11,404,031	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,478,212
Series B, Refunding	5.000%	7/1/32	8,000,000	9,563,280
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,260,850
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,893,875
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	15,251	(g)
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,080,520
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	5,049,920
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,148,975
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,378,389	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,333,280
Series A, Refunding	5.000%	10/1/28	500,000	596,585
Series A, Refunding	5.000%	10/1/29	2,720,000	3,236,610
Series A, Refunding	5.000%	10/1/35	5,000,000	5,882,350
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,812,670	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,528,333	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,883,000
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,114,330
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,899,370
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,073,200	(a)(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	21

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	$20,525,000	$22,619,987	(a)(e)
Series A, Refunding	5.000%	10/1/41	7,250,000	8,871,535
Series B, Refunding	5.000%	10/1/40	3,000,000	3,702,900	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,859,215
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	657,256
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,354,912
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,916,635
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,064,773
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	275,000	298,023
Series A-2	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	742,542	601,459	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,585,000	5,196,226
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,391,936
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	110,000	111,596
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,178,080
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	7,500,000	9,290,475
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,354,478
Total Florida				241,299,488
Georgia — 1.6%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,254,480

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$1,500,000	$1,770,420
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	8,206,940
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	900,000	1,041,219
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,241,838
Georgia Institute of Technology	4.000%	6/15/49	8,500,000	9,960,045
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,431,562
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,298,820
Georgia State Municipal Electric Authority Power Revenue, Series EE, AMBAC	7.250%	1/1/24	500,000	608,795
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,545,800
Series A	5.000%	5/15/34	2,000,000	2,545,000
Series A	5.000%	5/15/43	1,300,000	1,618,487
Series B	5.000%	3/15/22	5,000,000	5,379,650
Series C	4.000%	9/1/26	27,250,000	31,872,690	(b)(c)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Series P, Refunding, AMBAC	6.250%	7/1/20	20,000	20,334	(g)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	215,000	226,786
Total Georgia				82,022,866
Illinois — 10.9%
Chicago, IL, Board of Education:
Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	4,400,000	5,213,868
Dedicated Capital Improvement, Special Tax, Series 2017	5.000%	4/1/46	1,625,000	1,886,641
Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/38	1,200,000	1,434,888

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	23

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	$800,000	$978,264
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	2,095,643
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,826,775
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,194,520
Series C, Refunding	5.000%	12/1/25	2,400,000	2,860,368
Series D	5.000%	12/1/46	3,250,000	3,953,267
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	7,029,600
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,940,565
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,686,400
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,220,180
Series A	5.000%	1/1/44	17,775,000	21,453,892
Series A, Refunding	5.000%	1/1/27	4,000,000	4,827,680
Series A, Refunding	5.000%	1/1/28	6,250,000	7,691,562
Series A, Refunding	5.000%	1/1/29	5,500,000	6,890,235
Series A, Refunding	5.250%	1/1/33	3,250,000	3,657,160
Series A, Refunding	5.000%	1/1/35	3,800,000	4,231,338
Series A, Refunding	6.000%	1/1/38	7,945,000	10,013,799
Series C, Refunding	5.000%	1/1/25	1,420,000	1,636,479
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,717,010
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,792,785
General, Series F	5.000%	1/1/40	6,000,000	6,017,040
General, Third Lien, Series B	5.500%	1/1/31	23,160,000	24,061,850	(e)
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,645,576
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,961,136	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,803,997	(a)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,497,388	(a)
Series C	5.000%	1/1/31	3,250,000	3,785,632	(a)
Series C	5.000%	1/1/32	3,325,000	3,869,602	(a)
Series C	5.000%	1/1/33	3,000,000	3,488,340	(a)
Series C	5.000%	1/1/34	2,800,000	3,252,928	(a)
Series C	5.000%	1/1/35	500,000	580,120	(a)
Series C	5.000%	1/1/46	7,000,000	7,998,970	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,162,270
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,634,206	(a)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	$5,125,000	$6,071,946
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,697,320
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,855,376
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,840,183
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,179,640
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,277,880
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,484,576
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,256,610
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,248,060
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,456,920
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,943,572
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,681,641
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,614,171
Illinois Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,473,620
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,516,680
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,155,012
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	9,011,814
Green Bond	4.000%	7/1/38	7,400,000	8,824,426
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	6,578	*(h)
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,261,400
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,503,576
University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,245,470
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	580,665
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,327,760

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	25

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	$1,250,000	$1,578,813
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,731,840
Series A	5.000%	1/1/42	4,500,000	5,589,945
Series A	5.000%	1/1/44	18,000,000	22,976,820
Series C, Refunding	5.000%	1/1/26	600,000	735,882
Series C, Refunding	5.000%	1/1/27	10,600,000	13,366,706
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	929,063
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	616,575
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	914,033
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	6,288,886
Series 2016	5.000%	1/1/33	2,500,000	2,948,525
Series 2016	5.000%	11/1/33	1,850,000	2,223,607
Series 2016, Refunding	5.000%	2/1/27	24,345,000	29,928,039
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,588,808
Series A	5.000%	12/1/42	3,000,000	3,623,580
Series A, Refunding	5.000%	10/1/28	6,000,000	7,629,660
Series B, Refunding	5.000%	10/1/28	6,000,000	7,629,660
Series B, Refunding	5.000%	10/1/29	9,250,000	11,716,050
Series C	5.000%	11/1/29	12,000,000	14,795,400
Series D	5.000%	11/1/26	6,650,000	8,127,896
Series D	5.000%	11/1/28	22,645,000	28,060,778
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,179,930
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	17,940,000	22,015,789	(f)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	4,500,000	4,553,055
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	9,325,000	9,441,562
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	23,012,800
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,820,135

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	$25,805,000	$34,354,713
Regional Transportation Authority, IL, Revenue, Series C, NATL	7.750%	6/1/20	210,000	213,488
Total Illinois				561,098,908
Indiana — 1.7%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,149,596
Series S	4.000%	7/1/37	750,000	893,100
Series S	4.000%	7/1/38	800,000	949,456
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	5,600,000	5,982,592	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,208,710	(b)(c)
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,554,800	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,483,191
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	11,430,000	13,314,235
Courthouse and Jail Project, Series A	5.000%	2/1/54	5,250,000	6,645,345
Fieldhouse Project, Series B	1.450%	6/1/21	9,000,000	9,006,930
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	5,112,265	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,357,400	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	7,139,275	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	3,026,775
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,936,950	(a)
Total Indiana				89,760,620

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	27

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	$3,750,000	$3,902,888
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	5,112,160
Series 3	5.000%	2/1/44	3,000,000	3,510,300
Wyandotte County Unified School District No 202 Turner:
Series A, AGM	4.000%	9/1/35	550,000	639,485
Series A, AGM	4.000%	9/1/38	450,000	518,486
Series A, AGM	4.000%	9/1/39	400,000	459,672
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,356,340
Improvement, Series A	5.000%	9/1/45	3,000,000	3,511,020
Total Kansas				16,107,463
Kentucky — 2.9%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,225,000
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,701,255
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	45,400,000	50,497,966	(b)(c)
Series B	4.000%	1/1/25	28,250,000	31,914,025	(b)(c)
Series C	4.000%	2/1/28	27,915,000	33,170,836	(b)(c)
Kentucky State Property & Building Commission Revenue:
Project #122, Series A	4.000%	11/1/35	1,000,000	1,150,110
Project #122, Series A	4.000%	11/1/36	1,000,000	1,147,560
Project #122, Series A	4.000%	11/1/38	750,000	855,690
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,934,000	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,742,684	(f)
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,954,830	(f)
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,183,620	(f)

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	$2,250,000	$2,540,970
Series B, Refunding	5.000%	1/1/26	1,200,000	1,449,084
Series B, Refunding	5.000%	1/1/27	3,000,000	3,711,660
Total Kentucky				149,179,290
Louisiana — 0.9%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,066,437	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,172,174	(b)(c)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center, Refunding	5.500%	11/1/40	18,000,000	18,107,460
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,596,260
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,888,262
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,785,984	(b)(c)
Total Louisiana				44,616,577
Maryland — 0.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,437,936
Series A	4.000%	7/1/49	5,750,000	6,768,210
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,267,390
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,503,460
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,523,061
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,207,620
Maryland State Health & Higher EFA Revenue:
Lifebridge Health	6.000%	7/1/41	1,500,000	1,601,130	(e)
University of Maryland Medical System, Unrefunded	5.000%	7/1/34	470,000	470,305
Total Maryland				21,779,112

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	29

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 4.4%
Massachusetts State Bay Transportation
Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,500,000	$1,788,735
Massachusetts State Department of
Transportation, Metropolitan Highway System
Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,802,473
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	6,136,800
Broad Institute, Series A	5.375%	4/1/41	16,000,000	16,798,080	(e)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,789,160
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,654,005
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,753,809
UMass Memorial Health Care, Series I,
Refunding	5.000%	7/1/46	1,930,000	2,294,056
Visual & Performing Arts Project	6.000%	8/1/21	1,160,000	1,208,998
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,143,785
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,693,108
Worcester Polytechnic Institute, Series B,
Refunding	5.000%	9/1/42	8,870,000	10,870,451
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,427,881	(a)
Series A	5.000%	7/1/35	4,155,000	5,376,528	(a)
Series A, Refunding	5.000%	7/1/36	700,000	903,658	(a)
Massachusetts State Transportation Fund
Revenue, Rail Enhancement & Accelerated
Bridge Programs, Series A	5.000%	6/1/42	30,205,000	37,868,311
Massachusetts State Water Resources Authority
Revenue, General, Series C, Green Bond,
Refunding	4.000%	8/1/40	11,250,000	12,950,325
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	53,650,000	68,908,060
Consolidated Loan, Series E	5.000%	9/1/38	15,540,000	20,050,951
Consolidated Loan, Series F	5.000%	11/1/41	9,000,000	11,497,230
Total Massachusetts				224,916,404
Michigan — 2.0%
Detroit, MI, Downtown Development Authority
Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,806,784
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,507,720

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	$7,000,000	$7,682,150
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,076
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,263,821
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	21,284,958
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,162,858
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas
M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	7,228,058	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,675,312
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,771,593
Local Government Loan Program, Detroit Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,186,490
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,401,841
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,595,299
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,831,186
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,933,728
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,906,080	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	9,016,814	(a)
Total Michigan				104,274,768
Minnesota — 0.2%
Western Minnesota Municipal Power Agency
Revenue, Series A	5.000%	1/1/46	7,970,000	9,248,946	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	31

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal &
PCR, Bonds, Weyerhaeuser Co. Project, Series A,
Refunding	6.800%	4/1/22	$3,000,000	$3,289,740
Missouri — 0.6%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,714,280	(a)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	12,900,000	16,054,437	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kingswood Project	6.000%	11/15/46	3,500,000	2,865,170	(d)
Kingswood Project	6.000%	11/15/51	1,600,000	1,310,944	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,195,388
Total Missouri				29,140,219
Nebraska — 0.1%
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,738,760
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	25,029,600
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,794,976
Total Nevada				26,824,576
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,145,560	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,590,500	(a)(b)(c)
Total New Hampshire				6,736,060
New Jersey — 6.8%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,764,530
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,825,200
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,640,900

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	$2,500,000	$2,847,000	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,695,525	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,126,380	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	2.700%	9/1/27	22,065,000	22,582,204	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,838,691
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.750%	3/1/28	20,000,000	20,479,000	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	11,059,600
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	15,403,830
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,999,794
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	7,005,515
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,854,900
Refunding	5.000%	6/15/25	4,545,000	4,893,692
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,925,954
State House Project, Series B	5.000%	6/15/43	3,365,000	4,121,216
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,698,650	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,145,667	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,797,000	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,355,680	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,626,250	(a)
New Jersey State EFA Revenue, Stevens Institute Of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,559,275	(f)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,084,885	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	33

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Catholic Health East	4.750%	11/15/29	$5,000,000	$5,138,600	(e)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,171,925
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	525,402
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,598,800
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,760,050
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,800,875
Transportation Program, Series A, Refunding	5.000%	12/15/26	8,000,000	9,857,920
Transportation Program, Series A, Refunding	5.000%	12/15/28	8,600,000	10,956,830
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,465,599
Transportation Program, Series AA	5.250%	6/15/43	7,900,000	9,882,663
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,720,600
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	17,079,300
Transportation Program, Series BB	4.000%	6/15/37	2,250,000	2,597,153
Transportation Program, Series BB	4.000%	6/15/38	6,850,000	7,881,336
Transportation Program, Series BB	5.000%	6/15/44	8,000,000	9,785,440
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,318,750
Series A, Refunding	5.000%	1/1/35	4,900,000	5,953,892
Series G, Refunding	5.000%	1/1/36	22,270,000	28,325,213
Rutgers State University, NJ, Revenue, Series M, Refunding	5.000%	5/1/33	4,000,000	4,876,640
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	2,920,000	3,557,874
Total New Jersey				346,586,200
New York — 7.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,541,460
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	7,500,000	9,245,325
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	624,590
New York City, NY, Health & Hospital Corporation Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,014,080

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	$1,060,000	$1,193,910
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	22,000,000	29,021,740
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,595,123
New York City, NY, TFA Revenue Future Tax Secured:
Series C1	4.000%	11/1/42	5,000,000	5,958,850
Subordinated, Series A	4.000%	5/1/44	1,800,000	2,138,130
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	17,372,220
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,650,300
Series E, Refunding	5.000%	3/15/34	25,000,000	30,336,500
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	10,000,000	13,048,000
Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,619,531
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	9,400,000	11,661,922
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	7,000,000	8,989,820
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	12,750,000	16,339,763
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,658,866	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,416,000
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,698,322
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	7,500,000	7,872,450	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	4,350,000	5,416,533	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	5,650,000	7,021,594	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	35

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport
Terminals C and D Redevelopment Project	5.000%	1/1/34	$2,750,000	$3,404,115	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	4,715,000	5,815,528	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,517,134	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	14,570,000	16,826,602	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	17,425,000	20,058,614	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,730,000	17,069,271	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,639,765	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	12,169,600
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	38,399,362	(i)
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	6,163,450
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,305,120
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,569,550
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,724,073
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/23	600,000	673,728	(f)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,693,419	(f)
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,624,225	(f)
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,311,190	(f)
Total New York				403,399,775
North Carolina — 1.7%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,959,886
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,687,865	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,940,232	(a)

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$8,850,000	$11,352,603
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,502,120
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	529,961
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,068,520
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,172,250
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,434,856	(e)
North Carolina State Limited Obligation
Revenue:
Series A	5.000%	5/1/32	3,000,000	3,999,420
Series A	4.000%	5/1/33	8,425,000	10,311,694
Series A	4.000%	5/1/34	4,500,000	5,474,475
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/42	1,245,000	1,468,478
Series A, Refunding, State Appropriations	5.000%	7/1/47	2,750,000	3,223,027
Series A, Refunding, State Appropriations	5.000%	7/1/51	8,445,000	9,857,342
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	8,227,765
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,349,953
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	854,945
Raleigh Durham, NC, Airport Authority, Series A, Refunding	5.000%	5/1/32	4,500,000	4,530,555
Wake County, NC, Limited Obligation Bonds, Series 2019	4.000%	9/1/37	5,000,000	6,053,250
Total North Carolina				87,999,197
Ohio — 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,391,220	(f)
Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,191,510	(f)
Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,187,420	(f)
Series A-2, Refunding	4.000%	6/1/48	3,000,000	3,442,260	(f)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	37

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Series B-2, Refunding	5.000%	6/1/55	$10,650,000	$12,043,872	(f)
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,209,000
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	370,000	374,466
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,638,344
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,435,400	(e)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	7,989,225	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,596,420	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,405,875	(a)(b)(c)
Ohio State Higher Educational Facility
Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	691,480
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,263,570
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,710,984	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,880,208	(a)
Ohio State Sewer Revenue, Waste Water Improvement Project, Series 2019, Refunding	4.000%	11/15/37	5,835,000	7,071,028
Total Ohio				82,522,282
Oklahoma — 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	4,741	*(h)
Oregon — 0.4%
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,249,400

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	$1,000,000	$1,251,180
University of Oregon General Revenue, Series A	5.000%	4/1/48	13,000,000	16,320,720
Total Oregon				22,821,300
Pennsylvania — 3.9%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,348,250
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,073,032
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,428,150
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,402,800
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	16,038,150
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/32	1,750,000	2,212,525
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,533,180
Series 2018	5.000%	6/1/34	1,000,000	1,258,340
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	11,297,100
Penn State Health	4.000%	11/1/35	1,000,000	1,179,170
Penn State Health	4.000%	11/1/37	2,000,000	2,344,440
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,900,952	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	3,080,376
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,000,000	2,410,560
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,497,762
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,047,657

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	39

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.125%	5/1/36	$9,695,000	$10,181,980	(e)
Drexel University, Unrefunded, Series A	5.125%	5/1/36	605,000	632,509
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,466,930
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,060,870	(e)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,862,823	(e)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,143,340	(e)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,211,350
Series A-1	5.000%	12/1/42	2,500,000	3,098,325
Series A-1	5.000%	12/1/47	3,975,000	4,893,940
Pennsylvania State, GO:
Refunding	5.000%	7/15/29	12,500,000	16,840,750
Refunding	5.000%	7/15/30	5,880,000	7,797,762
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,407,940	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	9,112,567
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,611,580
Series B	5.000%	2/1/37	2,400,000	3,126,672
Series B	5.000%	2/1/38	2,250,000	2,920,410
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,227,904
Series A, State Aid Withholding	5.000%	9/1/34	810,000	959,315
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,419,300
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,301,050
Series A	5.000%	7/1/45	6,000,000	6,848,640
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,299,680
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,855,990

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	$3,000,000	$3,887,130
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019	1.510%	2/15/24	5,000,000	5,006,750	(c)
Total Pennsylvania				199,227,951
Puerto Rico — 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	25,065,287
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,390,000	2,707,763	*(h)
Series A	5.000%	7/1/42	4,215,000	3,366,731	*(h)
Series A	5.050%	7/1/42	1,950,000	1,557,563	*(h)
Series CCC	5.000%	7/1/21	35,000	27,956	*(h)
Series CCC	4.600%	7/1/24	10,000	7,938	*(h)
Series CCC	5.000%	7/1/24	1,000,000	798,750	*(h)
Series CCC	4.625%	7/1/25	30,000	23,813	*(h)
Series CCC	5.000%	7/1/28	625,000	499,219	*(h)
Series DDD, Refunding	3.300%	7/1/19	20,000	15,150	*(j)
Series DDD, Refunding	3.625%	7/1/21	435,000	338,213	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	2,835,563	*(h)
Series TT	5.000%	7/1/17	35,000	27,475	*(j)
Series TT	5.000%	7/1/24	120,000	95,850	*(h)
Series TT	5.000%	7/1/37	3,930,000	3,139,087	*(h)
Series WW	5.250%	7/1/33	165,000	132,206	*(h)
Series XX	5.250%	7/1/40	10,850,000	8,693,562	*(h)
Series ZZ, Refunding	5.250%	7/1/23	805,000	645,006	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,803,000	5,819,422
CAB, Restructured, Series A-1	0.000%	7/1/46	55,920,000	16,637,318
Restructured, Series A-1	4.750%	7/1/53	2,730,000	3,090,688
Restructured, Series A-1	5.000%	7/1/58	15,720,000	18,028,796
Restructured, Series A-2	4.329%	7/1/40	4,134,000	4,594,528
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,111,400
Total Puerto Rico				99,259,284

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	41

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp.
Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,600,000	$1,898,432
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,701,560
Total Rhode Island				6,599,992
South Carolina — 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,779,860	(e)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	939,330	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,997,968	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,941,760	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,375,598	(a)
Total South Carolina				15,034,516
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,390,689
Tennessee — 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,061,120
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,503,120
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,128,900
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,915,459
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,273,004	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,610,432	(a)
Tennessee State Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	15,900,000	18,244,455	(b)(c)
Series A	5.250%	9/1/23	20,000,000	22,718,600
Series A	5.250%	9/1/24	5,040,000	5,900,983
Series C	5.000%	2/1/21	14,615,000	15,139,679
Total Tennessee				80,495,752

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — 10.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$2,350,000	$2,851,514
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,942,865
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	8,069,040	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,744,145	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,236,440	(a)
Series 2019	5.000%	11/15/36	4,765,000	6,167,292	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,438,595	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,565,800
Refunding	5.000%	2/15/33	2,500,000	3,196,000
Refunding	5.000%	2/15/34	1,000,000	1,277,710
Refunding	5.000%	2/15/37	1,000,000	1,270,460
Refunding	5.000%	2/15/39	2,000,000	2,527,520
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,738,760
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,725,760
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,279,670
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	17,320,350
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,951,200
El Paso, TX, GO:
Series 2020	4.000%	8/15/37	1,500,000	1,794,570	(f)
Series 2020	4.000%	8/15/39	2,000,000	2,379,420	(f)
Series 2020	4.000%	8/15/40	1,000,000	1,187,690	(f)
Series 2020	4.000%	8/15/45	5,000,000	5,878,100	(f)
Series A, Refunding	4.000%	8/15/36	1,000,000	1,200,080	(f)
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	2,810,000	3,331,199
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,987,361
Frisco, TX, ISD, GO:
Refunding, PSF - GTD	4.000%	8/15/45	2,400,000	2,826,960
Series D, Refunding, PSF - GTD	4.000%	8/15/49	5,000,000	5,851,150

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	43

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	$5,000,000	$5,718,000
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,240,200
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/49	10,000,000	11,853,300
Subordinated Tier, Series A	5.000%	10/1/48	7,400,000	9,228,096
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,027,750	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,880,000	2,339,246	(g)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,727,000
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	8,000,000	10,475,200
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	13,985,000	18,265,249
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	9,179,478	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,475,950
Hurst-Euless-Bedford, TX, ISD, GO, Series 2019, PSF - GTD	4.000%	8/15/44	4,200,000	4,908,372
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,203,612
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	863,339	(a)
Series 2017	5.000%	11/1/36	710,000	859,178	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,396,640	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,419,250
Matagorda County Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,413,800

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	$5,500,000	$6,608,745
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,729,258
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project, Series A	5.000%	7/1/47	980,000	1,048,786
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,321,214
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,868,844
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,824,576
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,644,800
Series B, Refunding	5.000%	1/1/40	11,205,000	12,418,726
Series B, Refunding	5.000%	1/1/45	11,000,000	12,772,650
Prosper, TX, ISD, GO, School Building:
PSF - GTD	5.000%	2/15/49	14,750,000	18,777,782
Series B, PSF - GTD	2.000%	8/15/23	6,000,000	6,243,780	(b)(c)
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	5,060,000	6,237,462
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	610,040
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	2,000,000	2,416,060
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	41,205,000	49,060,321
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	11,023,400
Series 2012	5.000%	12/15/30	15,000,000	16,513,800
Series 2012	5.000%	12/15/31	10,000,000	10,997,500

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	45

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	$25,000,000	$30,541,500	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,651,480	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,801,950	(a)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	15,281,550
Texas State Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	3,995,981
Series A, Refunding	4.000%	2/1/38	5,000,000	5,928,950
Series A, Refunding	4.000%	2/1/39	1,125,000	1,327,838
Texas State Water Development Board Revenue:
State Water Implementation Fund, Series A	5.000%	10/15/42	9,900,000	12,436,677
State Water Implementation Fund, Series A	5.000%	10/15/43	4,825,000	6,121,622
State Water Implementation Fund, Series A	5.000%	10/15/47	16,660,000	20,790,514
State Water Implementation Fund, Series B	5.000%	4/15/49	13,870,000	17,635,982
West Harris County, TX, Regional Water
Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,377,375
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	2,082,228	*(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	598,009
Total Texas				547,022,711
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,272,353
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	201,088
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,915,000	4,915,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	4,210,668
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	3,500,000	3,506,720
Total U.S. Virgin Islands				19,105,829

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — 0.5%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	$4,800,000	$5,925,792	(a)
Series A	5.000%	7/1/37	3,500,000	4,311,090	(a)
Utah Infrastructure Agency:
Telecommunications Revenue, Series 2019	4.000%	10/15/24	1,515,000	1,674,575
Telecommunications Revenue, Series 2019	5.000%	10/15/26	1,115,000	1,337,264
Telecommunications Revenue, Series 2019	4.000%	10/15/30	2,025,000	2,332,496
Telecommunications Revenue, Series 2019	4.000%	10/15/34	1,000,000	1,119,690
Telecommunications Revenue, Series 2019	4.000%	10/15/39	1,750,000	1,931,808
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,075,955
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,422,712
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,409,463
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,462,344
Total Utah				28,003,189
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,194,850
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2 (3 mo. LIBOR + 3.000%)	4.741%	12/3/35	2,590,705	2,722,856	(a)(c)
Total Vermont				5,917,706
Virginia — 1.1%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	1,650,000	2,048,360
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	10,000,000	10,971,700
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,127,620	(e)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,328,139	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,601,079	(a)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,135,591
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,225,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	47

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	$3,000,000	$3,257,250	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,441,650	(a)
Total Virginia				55,136,389
Washington — 2.0%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	4,000,000	5,120,240	(a)
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	5.000%	4/1/33	3,750,000	4,810,200	(a)
Intermediate Lien, Series 2019	5.000%	5/1/43	8,500,000	10,255,420	(a)
Intermediate Lien, Series 2019	4.000%	4/1/44	2,500,000	2,862,325	(a)
Intermediate Lien, Series 2019	5.000%	4/1/44	4,000,000	5,000,040	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,424,840	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,729,160	(b)(c)
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	22,941,483	(e)
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,636,913	(d)
Washington State, GO:
Series R-2018D, Refunding	5.000%	8/1/34	6,900,000	8,758,929
Various Purpose, Series A	5.000%	8/1/41	24,035,000	30,659,046
Total Washington				101,198,596
West Virginia — 0.2%
West Virginia University Revenue, West Virginia
Projects, Series B, Refunding 5.000%		10/1/29	7,800,000	10,355,046	(b)(c)
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding 6.000%		11/1/21	3,275,000	3,529,893	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A 5.000%		4/1/48	12,000,000	14,819,640
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017 5.000%		12/1/27	6,350,000	7,345,045	(d)

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	$8,100,000	$9,903,384	(d)
Public Finance Authority, WI, Revenue, Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/46	1,500,000	1,773,015
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,175,355
Total Wisconsin				39,546,332
Total Investments before Short-Term Investments (Cost — $4,594,428,823)				5,092,560,761
Short-Term Investments — 2.3%
Municipal Bonds — 2.3%
Alabama — 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	1.200%	7/15/32	1,800,000	1,800,000	(k)(l)
Alaska — 0.1%
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co., Series C, Refunding	1.200%	12/1/33	1,900,000	1,900,000	(k)(l)
Arizona — 0.0%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	1.180%	11/15/52	1,600,000	1,600,000	(k)(l)
California — 0.2%
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	1.220%	9/15/29	1,100,000	1,100,000	(a)(k)(l)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	1.220%	4/1/25	1,100,000	1,100,000	(a)(k)(l)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LOC - FHLMC, LIQ - FHLMC	1.100%	4/1/32	1,100,000	1,100,000	(k)(l)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding LOC - Bank of America N.A.	1.120%	5/1/30	8,000,000	8,000,000	(a)(k)(l)
Total California				11,300,000
Colorado — 0.0%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	1.100%	11/15/39	1,700,000	1,700,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	49

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.0%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.270%	5/1/24	$625,000	$625,000	(a)(k)(l)
Illinois — 0.1%
Illinois State Finance Authority Revenue:
Edward Hospital Obligated Group, Series B-2, Refunding, LOC - TD Bank N.A.	1.080%	2/1/40	1,000,000	1,000,000	(k)(l)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	1.200%	8/1/44	2,100,000	2,100,000	(k)(l)
University of Chicago Medical Center, Series E-1 LOC - Wells Fargo Bank N.A.	1.200%	8/1/43	900,000	900,000	(k)(l)
Total Illinois				4,000,000
Indiana — 0.0%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	375,000	375,000	(k)(l)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	100,000	100,000	(k)(l)
Total Indiana				475,000
Louisiana — 0.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, LA, Solid Waste Revenue, Exxon Project	1.240%	12/1/28	3,700,000	3,700,000	(a)(k)(l)
Parish of St. Bernard, LA, State Revenue, Mobil Oil Corp.	1.240%	11/1/26	6,700,000	6,700,000	(a)(k)(l)
Total Louisiana				10,400,000
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	1.200%	12/1/30	1,035,000	1,035,000	(k)(l)
Chevron USA Inc. Project, Series B	1.200%	12/1/30	500,000	500,000	(k)(l)
Chevron USA Inc. Project, Series B	1.200%	12/1/30	1,500,000	1,500,000	(k)(l)
Chevron USA Inc. Project, Series C	1.200%	12/1/30	1,000,000	1,000,000	(k)(l)
Chevron USA Inc. Project, Series E	1.200%	12/1/30	2,075,000	2,075,000	(k)(l)
Chevron USA Inc. Project, Series K	1.200%	11/1/35	2,300,000	2,300,000	(k)(l)
Total Mississippi				8,410,000
New York — 0.7%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.120%	11/1/38	2,700,000	2,700,000	(k)(l)

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Revenue:
Transportation, Subseries E-1, LOC - U.S. Bank N.A.	1.180%	11/15/50	$1,300,000	$1,300,000	(k)(l)
Transportation, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.120%	11/1/32	1,350,000	1,350,000	(k)(l)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	1.180%	4/1/36	2,925,000	2,925,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.200%	4/1/42	7,220,000	7,220,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	1.180%	6/15/33	500,000	500,000	(k)(l)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen-Thueringen	1.190%	6/15/39	2,300,000	2,300,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd.	1.220%	6/15/48	3,000,000	3,000,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Future Tax Secured	1.220%	8/1/42	4,800,000	4,800,000	(k)(l)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.220%	8/1/45	2,500,000	2,500,000	(k)(l)
Subordinated, Series C-5, LOC - Sumitomo Mitsui Banking	1.130%	11/1/41	3,400,000	3,400,000	(k)(l)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	1.120%	7/1/31	800,000	800,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	1.130%	7/1/32	1,075,000	1,075,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	1.160%	11/1/39	290,000	290,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.230%	11/1/39	200,000	200,000	(a)(k)(l)
New York State HFA Revenue:
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	1.320%	11/1/34	1,350,000	1,350,000	(a)(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	51

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.190%	11/1/32	$700,000	$700,000	(a)(k)(l)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.140%	3/15/33	800,000	800,000	(k)(l)
Total New York				37,210,000
North Carolina — 0.0%
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen- Thueringen	1.200%	2/15/31	350,000	350,000	(k)(l)
Oregon — 0.1%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	1.070%	6/1/37	100,000	100,000	(k)(l)
Oregon State Facilities Authority, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.160%	8/1/34	5,500,000	5,500,000	(k)(l)
Total Oregon				5,600,000
Pennsylvania — 0.1%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.150%	12/1/39	300,000	300,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	3,100,000	3,100,000	(k)(l)
Total Pennsylvania				3,400,000
Texas — 0.5%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.240%	6/1/30	7,840,000	7,840,000	(a)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	1.240%	11/1/29	5,200,000	5,200,000	(a)(k)(l)
ExxonMobil Corp., Subordinated, Series B-2, Refunding	1.240%	12/1/39	10,300,000	10,300,000	(a)(k)(l)
State of Texas, GO, Series B, SPA - State Street B&T Co	1.180%	12/1/41	1,530,000	1,530,000	(k)(l)
Total Texas				24,870,000
Utah — 0.0%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series D	1.180%	5/15/36	300,000	300,000	(k)(l)

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — 0.0%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.160%	12/1/38	$155,000	$155,000	(k)(l)
Wisconsin — 0.0%
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.150%	4/1/48	1,000,000	1,000,000	(k)(l)
Total Short-Term Investments (Cost — $115,095,000)				115,095,000
Total Investments — 101.6% (Cost — $4,709,523,823)				5,207,655,761
Liabilities in Excess of Other Assets — (1.6)%				(79,586,611)
Total Net Assets — 100.0%				$5,128,069,150

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(h)	The coupon payment on these securities is currently in default as of February 29, 2020.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(j)	The maturity principal is currently in default as of February 29, 2020.

(k)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.
(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	53

Schedule of investments (cont’d)

February 29, 2020

Western Asset Managed Municipals Fund

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
RDA	—	Redevelopment Agency
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
VHA	—	Vetrans Health Administration

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2020 Annual Report

Western Asset Managed Municipals Fund

At February 29, 2020, the Fund had the following open futures contracts:

	Number of	Expiration	Notional	Market	Unrealized
	Contracts	Date	Amount	Value	Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long- Term Bonds	554	6/20	$112,342,441	$114,955,000	$(2,612,559)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	55

Statement of assets and liabilities

February 29, 2020

Assets:
Investments, at value (Cost — $4,709,523,823)	$5,207,655,761
Cash	71,788
Interest receivable	51,256,660
Receivable for securities sold	43,973,191
Receivable for Fund shares sold	4,521,935
Prepaid expenses	137,408
Total Assets	5,307,616,743
Liabilities:
Payable for securities purchased	145,235,808
Payable for Fund shares repurchased	25,643,790
Distributions payable	3,391,106
Payable to broker — variation margin on open futures contracts	2,389,125
Investment management fee payable	1,572,165
Service and/or distribution fees payable	572,383
Trustees’ fees payable	23,888
Accrued expenses	719,328
Total Liabilities	179,547,593
Total Net Assets	$5,128,069,150
Net Assets:
Par value (Note 7)	$3,034
Paid-in capital in excess of par value	4,691,985,499
Total distributable earnings (loss)	436,080,617
Total Net Assets	$5,128,069,150

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2020 Annual Report

Net Assets:
Class 1	$19,140,466
Class A	$3,617,991,600
Class C	$257,441,105
Class I	$1,172,360,651
Class IS	$61,135,328

Shares Outstanding:
Class 1	1,136,661
Class A	214,155,623
Class C	15,228,625
Class I	69,283,983
Class IS	3,613,398

Net Asset Value:
Class 1 (and redemption price)	$16.84
Class A (and redemption price)	$16.89
Class C*	$16.91
Class I (and redemption price)	$16.92
Class IS (and redemption price)	$16.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.64

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	57

Statement of operations

For the Year Ended February 29, 2020

Investment Income:
Interest	$189,681,495

Expenses:
Investment management fee (Note 2)	20,731,303
Service and/or distribution fees (Notes 2 and 5)	7,449,000
Transfer agent fees (Note 5)	3,500,389
Registration fees	359,824
Trustees’ fees	155,239
Fund accounting fees	118,758
Audit and tax fees	78,985
Legal fees	72,302
Shareholder reports	58,278
Commitment fees (Note 8)	55,797
Insurance	55,194
Custody fees	37,756
Interest expense	2,174
Miscellaneous expenses	50,958
Total Expenses	32,725,957
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(419,989)
Net Expenses	32,305,968
Net Investment Income	157,375,527

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	44,980,756
Futures contracts	(27,345,497)
Net Realized Gain	17,635,259
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	285,696,630
Futures contracts	(3,636,287)
Change in Net Unrealized Appreciation (Depreciation)	282,060,343
Net Gain on Investments and Futures Contracts	299,695,602
Increase in Net Assets From Operations	$457,071,129

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2020 Annual Report

Statements of changes in net assets

For the Year Ended February 29, 2020 and the Year Ended February 28, 2019	2020	2019
Operations:
Net investment income	$157,375,527	$177,437,764
Net realized gain (loss)	17,635,259	(8,379,793)
Change in net unrealized appreciation (depreciation)	282,060,343	(35,233,655)
Increase in Net Assets From Operations	457,071,129	133,824,316
Distributions to Shareholders From (Notes 1 and 6) :
Total distributable earnings	(156,724,103)	(176,188,677)
Decrease in Net Assets From Distributions to Shareholders	(156,724,103)	(176,188,677)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,208,966,673	1,665,745,394
Reinvestment of distributions	106,388,823	129,129,317
Cost of shares repurchased	(1,043,812,714)	(2,172,326,103)
Increase (Decrease) in Net Assets From Fund Share Transactions	271,542,782	(377,451,392)
Increase (Decrease) in Net Assets	571,889,808	(419,815,753)
Net Assets:
Beginning of year	4,556,179,342	4,975,995,095
End of year	$5,128,069,150	$4,556,179,342

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	59

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2020[2]	2019	2018	2017	2016[2]
Net asset value, beginning of year	$15.84	$15.97	$16.15	$16.71	$16.89
Income (loss) from operations:
Net investment income	0.54	0.63	0.64	0.63	0.64
Net realized and unrealized gain (loss)	1.00	(0.13)	(0.17)	(0.56)	(0.18)
Total income from operations	1.54	0.50	0.47	0.07	0.46
Less distributions from:
Net investment income	(0.54)	(0.63)	(0.65)	(0.63)	(0.64)
Total distributions	(0.54)	(0.63)	(0.65)	(0.63)	(0.64)
Net asset value, end of year	$16.84	$15.84	$15.97	$16.15	$16.71
Total return[3]	9.88%	3.19%	2.89%	0.38%	2.81%
Net assets, end of year (000s)	$19,140	$18,670	$20,074	$21,287	$22,993
Ratios to average net assets:
Gross expenses	0.53%	0.56%	0.56%	0.56%	0.57%
Net expenses[4]	0.52 [5]	0.56	0.56	0.56	0.57
Net investment income	3.34	3.98	3.95	3.80	3.86
Portfolio turnover rate	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60	Western Asset Managed Municipals Fund 2020 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016[2]
Net asset value, beginning of year	$15.89	$16.03	$16.20	$16.76	$16.95
Income (loss) from operations:
Net investment income	0.52	0.61	0.62	0.62	0.63
Net realized and unrealized gain (loss)	1.00	(0.14)	(0.16)	(0.57)	(0.19)
Total income from operations	1.52	0.47	0.46	0.05	0.44
Less distributions from:
Net investment income	(0.52)	(0.61)	(0.63)	(0.61)	(0.63)
Total distributions	(0.52)	(0.61)	(0.63)	(0.61)	(0.63)
Net asset value, end of year	$16.89	$15.89	$16.03	$16.20	$16.76
Total return[3]	9.78%	2.99%	2.83%	0.29%	2.66%
Net assets, end of year (millions)	$3,618	$2,991	$3,089	$3,004	$3,027
Ratios to average net assets:
Gross expenses	0.66%	0.70%	0.68%	0.66%	0.66%
Net expenses	0.66 [4,5]	0.70 [5]	0.68 [5]	0.66	0.66
Net investment income	3.18	3.86	3.83	3.70	3.77
Portfolio turnover rate	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	61

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares[1]	2020[2]	2019	2018	2017	2016[2]
Net asset value, beginning of year	$15.90	$16.04	$16.21	$16.77	$16.96
Income (loss) from operations:
Net investment income	0.45	0.53	0.53	0.52	0.54
Net realized and unrealized gain (loss)	0.99	(0.15)	(0.16)	(0.56)	(0.20)
Total income (loss) from operations	1.44	0.38	0.37	(0.04)	0.34
Less distributions from:
Net investment income	(0.43)	(0.52)	(0.54)	(0.52)	(0.53)
Total distributions	(0.43)	(0.52)	(0.54)	(0.52)	(0.53)
Net asset value, end of year	$16.91	$15.90	$16.04	$16.21	$16.77
Total return[3]	9.17%	2.43%	2.26%	(0.27)%	2.08%
Net assets, end of year (millions)	$257	$478	$600	$684	$737
Ratios to average net assets:
Gross expenses	1.22%	1.25%	1.24%	1.23%	1.23%
Net expenses	1.22 [4,5]	1.25	1.24 [5]	1.23	1.23
Net investment income	2.72	3.29	3.27	3.13	3.20
Portfolio turnover rate	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

62	Western Asset Managed Municipals Fund 2020 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016[2]
Net asset value, beginning of year	$15.92	$16.05	$16.23	$16.79	$16.97
Income (loss) from operations:
Net investment income	0.55	0.64	0.65	0.63	0.64
Net realized and unrealized gain (loss)	1.00	(0.14)	(0.18)	(0.56)	(0.18)
Total income from operations	1.55	0.50	0.47	0.07	0.46
Less distributions from:
Net investment income	(0.55)	(0.63)	(0.65)	(0.63)	(0.64)
Total distributions	(0.55)	(0.63)	(0.65)	(0.63)	(0.64)
Net asset value, end of year	$16.92	$15.92	$16.05	$16.23	$16.79
Total return[3]	9.88%	3.21%	2.89%	0.38%	2.81%
Net assets, end of year (millions)	$1,172	$1,043	$1,267	$1,035	$1,067
Ratios to average net assets:
Gross expenses	0.52%	0.55%	0.55%	0.58%	0.58%
Net expenses[4]	0.49 [5]	0.55	0.55	0.58	0.58
Net investment income	3.36	3.99	3.95	3.78	3.85
Portfolio turnover rate	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Annual Report	63

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class IS Shares[1]	2020[2]	2019[3]
Net asset value, beginning of year	$15.92	$16.04
Income (loss) from operations:
Net investment income	0.55	0.62
Net realized and unrealized gain (loss)	1.01	(0.13)
Total income from operations	1.56	0.49
Less distributions from:
Net investment income	(0.56)	(0.61)
Total distributions	(0.56)	(0.61)
Net asset value, end of year	$16.92	$15.92
Total return[4]	9.94%	3.15%
Net assets, end of year (000s)	$61,135	$25,441
Ratios to average net assets:
Gross expenses	0.45%	0.48%[5]
Net expenses[6]	0.44 [7]	0.48 [5]
Net investment income	3.34	4.15 [5]
Portfolio turnover rate	31%	23%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	For the period March 16, 2018 (inception date) to February 28, 2019.

[4]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended February 28, 2019.

See Notes to Financial Statements.

64	Western Asset Managed Municipals Fund 2020 Annual Report

Notes to financial statements

1.	Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a)  Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Managed Municipals Fund 2020 Annual Report	65

Notes to financial statements (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

66	Western Asset Managed Municipals Fund 2020 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$5,092,560,761	—	$5,092,560,761
Short-Term Investments†	—	115,095,000	—	115,095,000
Total Investments	—	$5,207,655,761	—	$5,207,655,761

LIABILITIES

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,612,559	—	—	$2,612,559

† See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

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Notes to financial statements (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

68	Western Asset Managed Municipals Fund 2020 Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of February 29, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e)   Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f)   Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g)   Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h)   Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i)   Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is

Western Asset Managed Municipals Fund 2020 Annual Report	69

Notes to financial statements (cont'd)

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j)   Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2.   Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

Prior to August 13, 2019, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, effective August 13, 2019, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

Prior to August 13, 2019, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest,

70	Western Asset Managed Municipals Fund 2020 Annual Report

brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.50%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the year ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $419,989.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate effective September 13, 2019 ($1,000,000 prior to September 13, 2019). These purchases do not incur an initial sales charge.

For the year ended February 29, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$223,062	—
CDSCs	40,711	$8,125

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the

Western Asset Managed Municipals Fund 2020 Annual Report	71

Notes to financial statements (cont'd)

1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 29, 2020, such purchase and sale transactions (excluding accrued interest) were $535,150,000 and $557,150,906, respectively, with a realized gain of $142,846.

3. Investments

During the year ended February 29, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,781,873,328
Sales	1,503,137,288

At February 29, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$4,707,111,419	$506,094,396	$(5,550,054)	$500,544,342
Futures contracts	—	—	(2,612,559)	(2,612,559)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at February 29, 2020.

LIABILITY DERIVATIVES1

Interest Rate Risk
Futures contracts[2]	$2,612,559

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).
[2]	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

72	Western Asset Managed Municipals Fund 2020 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 29, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Risk
Futures contracts	$(27,345,497)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Risk
Futures contracts	$(3,636,287)

During the year ended February 29, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$64,687,313

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended February 29, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$15,682
Class A	$5,151,442	†	2,308,571
Class C	2,297,558	†	252,207
Class I	—		920,716
Class IS	—		3,213
Total	$7,449,000		$3,500,389

†	Amounts shown are exclusive of expense reimbursements. For the year ended February 29, 2020, the service and/or distribution fees reimbursed amounted to $386 and $226 for Class A and Class C shares, respectively.

Western Asset Managed Municipals Fund 2020 Annual Report	73

Notes to financial statements (cont'd)

For the year ended February 29, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$827
Class A	64,353
Class C	5,037
Class I	346,781
Class IS	2,991
Total	$419,989

6. Distributions to shareholders by class

	Year Ended February 29, 2020	Year Ended February 28, 2019
Net Investment Income:
Class 1	$ 622,453	$ 759,603
Class A	108,853,180	111,838,636
Class C	8,876,317	17,541,017
Class I	37,024,227	45,611,075
Class IS	1,347,926	438,3461
Total	$156,724,103	$176,188,677

1 For the period March 16, 2018 (inception date) to February 28, 2019.

7. Shares of beneficial interest

At February 29, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 29, 2020		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	38,066	$622,453	47,913	$759,603
Shares repurchased	(80,041)	(1,297,746)	(125,920)	(1,999,533)
Net decrease	(41,975)	$(675,293)	(78,007)	$(1,239,930)
Class A
Shares sold	52,662,406	$856,978,934	80,169,677	$1,268,903,447
Shares issued on reinvestment	4,160,672	68,247,012	4,876,783	77,566,965
Shares repurchased	(30,877,855)	(506,331,370)	(89,588,925)	(1,418,743,959)
Net increase (decrease)	25,945,223	$418,894,576	(4,542,465)	$(72,273,547)

74	Western Asset Managed Municipals Fund 2020 Annual Report

	Year Ended February 29, 2020		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	1,687,358	$27,591,386	1,798,262	$28,580,075
Shares issued on reinvestment	420,899	6,884,532	907,295	14,442,034
Shares repurchased	(16,943,183)	(275,696,755)	(10,063,060)	(160,080,480)
Net decrease	(14,834,926)	$(241,220,837)	(7,357,503)	$(117,058,371)
Class I
Shares sold	17,391,984	$284,918,977	21,359,064	$340,256,692
Shares issued on reinvestment	1,788,332	29,380,506	2,254,224	35,922,369
Shares repurchased	(15,415,605)	(252,792,425)	(37,004,132)	(588,432,443)
Net increase (decrease)	3,764,711	$61,507,058	(13,390,844)	$(212,253,382)
Class IS
Shares sold	2,408,378	$39,477,376	1,765,1081	$28,005,180 [1]
Shares issued on reinvestment	76,233	1,254,320	27,6721	438,346 [1]
Shares repurchased	(469,741)	(7,694,418)	(194,252)[1]	(3,069,688)[1]
Net increase	2,014,870	$33,037,278	1,598,5281	$25,373,8381

1 For the period March 16, 2018 (inception date) to February 28, 2019.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the year ended February 29, 2020, the Fund incurred a commitment fee in the amount of $55,797. The Fund did not utilize the Redemption Facility during the year ended February 29, 2020.

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Notes to financial statements (cont'd)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended February 29 and February 28, respectively, was as follows:

	2020	2019
Distributions paid from:
Tax-exempt income	$156,724,103	$176,039,882
Ordinary income	—	148,795
Total distributions paid	$156,724,103	$176,188,677

As of February 29, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$ 1,979,153
Deferred capital losses*	(66,301,885)
Other book/tax temporary differences(a)	2,471,566
Unrealized appreciation (depreciation)(b)	497,931,783
Total distributable earnings (loss) — net	$436,080,617
*	These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.
(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures contracts, book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

11. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders

76	Western Asset Managed Municipals Fund 2020 Annual Report

and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

12. Subsequent event

Effective March 1, 2020, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

***

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Western Asset Managed Municipals Fund 2020 Annual Report	77

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the periods ended February 29, 2020, February 28, 2019 and February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the periods ended February 29, 2020, February 28, 2019 and February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended February 28, 2017 and the financial highlights for each of the periods ended on or prior to February 28, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 17, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland
April 21, 2020

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

78	Western Asset Managed Municipals Fund 2020 Annual Report

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Managed Municipals Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent

Western Asset Managed Municipals Fund	79

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

80	Western Asset Managed Municipals Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as general and insured municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1- and 5-year periods ended June 30, 2019 was below the median, its performance for the 3-year period ended June 30, 2019 was approximately equivalent to the median, and its performance for the 10-year period ended June 30, 2019 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Western Asset Managed Municipals Fund	81

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Contractual Management Fee had been reduced as of August 13, 2019. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of general and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median. The Board noted that the Fund’s actual total expense ratio was approximately equivalent to the median. The Board also noted that the limitation on the Fund’s total operating expenses had been lowered as of August 13,

82	Western Asset Managed Municipals Fund

2019. In addition, the Board considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/ objective at the range of asset levels relevant to the Fund as of June 30, 2019. The Board also noted that the Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median of the expense group as of June 30, 2019. In addition, the Board considered that the Contractual Management Fee had been reduced as of August 13, 2019.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset Managed Municipals Fund	83

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

84	Western Asset Managed Municipals Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Managed Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Previously, two different boards, the Legg Mason Partners Fixed Income Funds Board and the Western Asset Funds Board, oversaw substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC†. A joint proxy statement was mailed to solicit shareholder approval for the election of a unified board. On December 3, 2019, a joint special meeting of shareholders of the funds was held to elect the unified board members. During this meeting, shareholders approved these nominees for Board membership -- resulting in one Board overseeing these funds effective January 1, 2020.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees††
Robert Abeles, Jr.
Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior
Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Fund	Trustee
Term of office1 and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Western Asset Managed Municipals Fund	85

Additional information (unaudited) (con’d)

Information about Trustees and Officers

Independent Trustees†† (cont’d)
Anita L. DeFrantz
Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	None

Susan B. Kerley
Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson*
Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)4
Number of funds in fund complex overseen by Trustee[3]	57
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

86	Western Asset Managed Municipals Fund

Independent Trustees†† (cont’d)
Avedick B. Poladian
Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

William E.B. Siart
Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2018)

Jaynie Miller Studenmund
Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Western Asset Managed Municipals Fund	87

Additional information (unaudited) (con’d)

Information about Trustees and Officers

Independent Trustees†† (cont’d)
Peter J. Taylor
Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)
Interested Trustee
Ronald L. Olson[6]
Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	55
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer
Jane Trust, CFA[7]
Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee[3]	142
Other Trusteeships held by Trustee during the past five years	None

88	Western Asset Managed Municipals Fund

Additional Officers

Ted P. Becker
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey
Legg Mason
100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Western Asset Managed Municipals Fund	89

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Robert I. Frenkel
Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia
Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Fund	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci**
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

90	Western Asset Managed Municipals Fund

Additional Officers (cont’d)

Jeanne M. Kelly
Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Western Asset Management Company, LLC (“Western Asset”) is a subadviser to LMPFA with respect to the funds. Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore” and, collectively with Western Asset, Western Asset London and Western Asset Japan, the “subadvisers”), also serve as subadvisers to certain of the funds.
††	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective March 6, 2020, Mr. Larson became a Trustee.

**	Effective September 23, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Mr. Larson is also an independent board member of the Western Asset TIPS Board.

[4]	Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]	Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Managed Municipals Fund	91

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended February 29, 2020 qualify as tax-exempt interest dividends for Federal income tax purposes.

92	Western Asset Managed Municipals Fund

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Western Asset

Managed Municipals Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund
Legg Mason Funds

620 Eighth Avenue, 49th Floor
New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•	Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•	Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02207 4/20 SR20-3850

ITEM 2.CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.
a)

Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2019 and February 29, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $180,121 in February 28, 2019 and $190,121 in February 29, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2019 and $0 in February 29, 2020.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 28, 2019 and $0 in February 29, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in February 28, 2019 and $0 in February 29, 2020.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for February 28, 2019 and February 29, 2020; Tax Fees were 100% and 100% for February 28, 2019 and February 29, 2020; and Other Fees were 100% and 100% for February 28, 2019 and February 29, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $678,000 in February 28, 2019 and $582,301 in February 29, 2020.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

b)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley

Michael Larson**
Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

* During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

** Effective March 6, 2020, Mr. Larson became a Trustee.

c)	Not applicable

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(d)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(e)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.EXHIBITS.

(a) (1) Code of Ethics attached hereto.      Exhibit 99.CODE ETH

     (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.CERT

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.       Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 24, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 24, 2020

By:/s/ Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 24, 2020